Note 3 – Summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Note 3 - Summary of significant accounting policies - Revenue Recognized From Each Offering

Revenue	December 31, 2024	December 31, 2023
MCAs Income and Fees	$10,225,976	$11,286,626
Brokerage Commissions	2,483,084	294,472
Management fee	44,874	—
Others	33,328	219,130
Total Revenue	$12,787,262	$11,800,228

Note 3 - Summary of significant accounting policies - Estimated Useful Lives

Building	24.5 years
Site improvements	12 years
Computers and equipment	3-5 years
Office furniture and fixtures	5-7 years
Vehicles	5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life

Computers and equipment	5 years
Office furniture and fixtures	7 years
Vehicles	5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life

Note 3 - Summary of significant accounting policies - Movement of Credit Losses

	Years Ended December 31,
	2024	2023
Beginning balance	$16,102,278	$10,842,493
Provision for (reversal of) credit losses	4,019,840	5,561,517
Charge-offs	(1,087,141)	(301,732)
Recoveries	—	—
Ending balance	$19,034,976	$16,102,278

Note 3 - Summary of significant accounting policies - Useful Life of Intangible Assets

Trade name	10 years
Developed technology	4 years
Customer relationships	4 years
In-place leases	1 year for residential leases, 6 years for commercial leases

Useful life (In years)
Trade Name	10
Developed Technology	4
Customer relationships	4